Summary of Gross Unrecognized Tax Benefits Changes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 19,393	¥ 22,447	¥ 16,901
Additions based on tax positions related to the current year	593	310	2,401
Additions for tax positions of prior years	94,852	491	4,339
Reductions for tax positions of prior years	(4,015)	(1,273)	(1,619)
Reductions for tax positions related to lapse of statute of limitations	(58)
Reductions for settlements	(98,929)	(3,771)	(2,776)
Other	1,808	1,189	3,201
Balance at end of year	¥ 13,644	¥ 19,393	¥ 22,447